Intangible Assets - Product Development (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of Intangible Assets Product Development

All figures in £ millions	2024	2023
Cost
At 1 January	2,517	2,918
Exchange differences	17	(121)
Additions	284	300
Disposals and retirements	(309)	(550)
Disposal of businesses (note 31)	–	(29)
Transfers	5	(1)
At 31 December	2,514	2,517
Amortisation
At 1 January	(1,570)	(1,943)
Exchange differences	(14)	92
Charge for the year	(287)	(280)
Impairment	(4)	(4)
Disposals and retirements	309	550
Disposal of businesses (note 31)	–	14
Transfers	(1)	1
At 31 December	(1,567)	(1,570)
Carrying amounts at 31 December	947	947